Note 22 - Other Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of Other Liabilities [Abstract]
Note 22 - Other Liabilities

22Other liabilities

(i)                  Other liabilities – Non current

	Year ended December 31,
	2022	2021
Post-employment benefits	108,936	111,904
Other long-term benefits	71,446	71,345
Miscellaneous	49,760	48,432
	230,142	231,681

Post-employment benefits

	Year ended December 31,
	2022	2021
Unfunded	103,822	103,841
Funded	5,114	8,063
	108,936	111,904

  Unfunded

	Year ended December 31,
	2022	2021
Values at the beginning of the year	103,841	115,774
Current service cost	6,810	5,728
Interest cost	7,610	5,997
Curtailments and settlements	(64)	(422)
Remeasurements (*)	(4,228)	3,174
Translation differences	(5,657)	(3,716)
Benefits paid from the plan	(5,111)	(13,539)
Reclassified to current liabilities	(461)	(8,884)
Other	1,082	(271)
At the end of the year	103,822	103,841

(*)For 2022 a gain of $0.1 million is attributable to demographic assumptions and a gain of $4.1 million to financial assumptions.

For 2021 a loss of $0.7 million is attributable to demographic assumptions and a loss of $2.5 million to financial assumptions.

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2022	2021
Discount rate	4% - 7%	1% - 7%
Rate of compensation increase	2% - 3%	0% - 3%

As of December 31, 2022, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $5.2 million and $5.9 million respectively, and an increase / (decrease) of 1% in the rate of compensation assumption of the main plans would have generated an increase / (decrease) impact on the defined benefit obligation of $3.2 million and $2.9million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

  Funded

The amounts recognized in the statement of financial position for the current annual period and the previous annual periodare as follows:

	Year ended December 31,
	2022	2021
Present value of funded obligations	116,617	159,528
Fair value of plan assets	(126,842)	(160,504)
Asset (*)	(10,225)	(976)

(*)In 2022 and 2021, $14.6 million and $9 million corresponding to plans with surplus balances that were reclassified within other non-current assets, respectively.

The movement in the present value of funded obligations is as follows:

	Year ended December 31,
	2022	2021
At the beginning of the year	159,528	176,309
Translation differences	(6,635)	356
Current service cost	154	222
Interest cost	4,293	4,190
Remeasurements (*)	(30,349)	(7,019)
Benefits paid	(10,374)	(14,530)
At the end of the year	116,617	159,528

(*)For 2022 a gain of $4.8 million is attributable to demographic assumptions and a gain of $25.6 million to financial assumptions.

For 2021 a gain of $0.4 million is attributable to demographic assumptions and a gain of $6.6 million to financial assumptions.

The movement in the fair value of plan assets is as follows:

	Year ended December 31,
	2022	2021
At the beginning of the year	(160,504)	(157,335)
Translation differences	6,639	(250)
Return on plan assets	(4,319)	(3,793)
Remeasurements	20,987	(10,817)
Contributions paid to the plan	(435)	(3,338)
Benefits paid from the plan	10,374	14,530
Other	416	499
At the end of the year	(126,842)	(160,504)

The major categories of plan assets as a percentage of total plan assets are as follows:

	Year ended December 31,
	2022	2021
Equity instruments	28.8%	49.2%
Debt instruments	67.2%	46.7%
Others	4.0%	4.1%

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2022	2021
Discount rate	3% - 5%	2% - 3%
Rate of compensation increase	0% - 3%	0% - 3%

The expected return on plan assets is determined by considering the expected returns available on the assets underlying the current investment policy. Expected return on plan assets is determined based on long-term, prospective rates of return as of the end of the reporting period.

As of December 31, 2022, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $10.3 million and $11.9 million respectively, and an increase / (decrease) of 1% in the compensation rate assumption of the main plans would have generated an increase / (decrease) on the defined benefit obligation of $0.7 million and $0.7 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

There are no expected employer contributions for the year 2023.

The methods and types of assumptions used in preparing the sensitivity analyses did not change compared to the previous period.

(ii)                Other liabilities –Current

	Year ended December 31,
	2022	2021
Payroll and social security payable	224,630	174,794
Miscellaneous	35,984	28,931
	260,614	203,725